LEASE (Tables)	6 Months Ended
Jun. 30, 2026
LEASE
Summary of supplemental cash flow information related to operating leases

	For the six months ended June 30,
	2025	2026
Cash payments for operating leases	$211,122	$65,461
Right-of-use assets obtained in exchange for operating lease liabilities	—	109,064

Summary of future lease payments under operating leases

Future lease payments under operating leases as of June 30, 2026 were as follows:

Operating
leases
2026	86,808
2027	90,474
2028	24,500
Total future lease payments	$201,782
Less: imputed interest	(12,633)
Total lease liabilities	$189,149
Less: Long term portions	47,256
Lease liabilities – current portions	$141,893

Summary of lease cost recognized in the company's consolidated statements of operations and comprehensive income/(loss)

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Operating leases cost excluding short-term rental expense	$222,877	$65,461
Short-term lease cost	17,684	176,603
Total	$240,561	$242,064